(14) INTANGIBLE ASSETS (Details 1) - Concession right Acquired in business combinations [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total	R$ 4,117,105	R$ 4,466,516
Intangible asset acquired, not merged [Member]
Statement Line Items [Line Items]
Total	2,955,077	3,244,869
Intangible asset acquired, not merged [Member] | Parent [Member]
Statement Line Items [Line Items]
Total	136,317	149,845
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	R$ 97,858	R$ 107,843
Annual amortization rate	3.28%	3.28%	4.78%
Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	R$ 14,025	R$ 15,319
Annual amortization rate	3.31%	3.31%	4.50%
Intangible asset acquired, not merged [Member] | Parent [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	R$ 1,323	R$ 1,457
Annual amortization rate	4.25%	4.24%	5.51%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	R$ 19,067	R$ 20,912
Annual amortization rate	3.38%	3.38%	5.04%
Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Statement Line Items [Line Items]
Total	R$ 4,044	R$ 4,314
Annual amortization rate	3.42%	3.41%	6.36%
Intangible asset acquired, not merged [Member] | Subsidiaries [Member]
Statement Line Items [Line Items]
Total	R$ 2,818,760	R$ 3,095,025
Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	R$ 429	R$ 473
Annual amortization rate	7.12%	9.41%	9.41%
Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Total	R$ 2,818,331	R$ 2,995,028
Annual amortization rate	4.75%	5.39%	4.35%
Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	R$ 0	R$ 99,524
Annual amortization rate	0.00%	9.09%	0.00%
Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member]
Statement Line Items [Line Items]
Total	R$ 616,837	R$ 678,859
Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	R$ 234,297	R$ 257,924
Annual amortization rate	2.11%	2.11%	1.79%
Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	R$ 102,987	R$ 112,953
Annual amortization rate	2.34%	2.34%	3.80%
Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	R$ 279,553	R$ 307,982
Annual amortization rate	9.09%	9.09%	0.00%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member]
Statement Line Items [Line Items]
Total	R$ 493,603	R$ 542,787
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	R$ 319,360	R$ 351,565
Annual amortization rate	3.00%	3.00%	4.34%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	R$ 41,560	R$ 45,395
Annual amortization rate	3.31%	3.31%	4.50%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	R$ 125,785	R$ 138,469
Annual amortization rate	4.09%	4.09%	5.32%
Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	R$ 6,898	R$ 7,358
Annual amortization rate	3.01%	3.01%	5.61%
Gross carrying amount [Member]
Statement Line Items [Line Items]
Total	R$ 7,558,645
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member]
Statement Line Items [Line Items]
Total	4,127,238
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member]
Statement Line Items [Line Items]
Total	409,527
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	304,861
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	39,065
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	3,150
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	54,555
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Statement Line Items [Line Items]
Total	7,896
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Subsidiaries [Member]
Statement Line Items [Line Items]
Total	3,717,711
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	618
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Total	3,717,093
Gross carrying amount [Member] | Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	0
Gross carrying amount [Member] | Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member]
Statement Line Items [Line Items]
Total	1,859,457
Gross carrying amount [Member] | Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	1,120,266
Gross carrying amount [Member] | Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	426,450
Gross carrying amount [Member] | Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	312,741
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member]
Statement Line Items [Line Items]
Total	1,515,191
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	1,074,026
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	115,762
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	310,128
Gross carrying amount [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Jaguari Geração Ltda. ("CPFL Jaguari Geração") [Member]
Statement Line Items [Line Items]
Total	15,275
Accumulated depreciation, amortisation and impairment [Member]
Statement Line Items [Line Items]
Total	(3,441,540)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member]
Statement Line Items [Line Items]
Total	(1,172,161)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member]
Statement Line Items [Line Items]
Total	(273,210)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	(207,003)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	(25,040)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	(1,827)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	(35,488)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Parent [Member] | CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Statement Line Items [Line Items]
Total	(3,852)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Subsidiaries [Member]
Statement Line Items [Line Items]
Total	(898,951)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	(189)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Total	(898,762)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired, not merged [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	0
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member]
Statement Line Items [Line Items]
Total	(1,242,620)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	(885,969)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	(323,463)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Deductible [Member] | Subsidiaries [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	(33,188)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member]
Statement Line Items [Line Items]
Total	(1,021,588)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	(754,666)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	(74,202)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	(184,343)
Accumulated depreciation, amortisation and impairment [Member] | Intangible asset acquired and merged - Reassessed [Member] | Parent [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	R$ (8,377)